Per share amounts	12 Months Ended
Dec. 31, 2023
Per share amounts [Abstract]
Per share amounts
23.

Per share amounts
Per share amounts have been calculated based on the weighted average number of common shares outstanding during the period. The weighted average number of paid shares outstanding in 2023 was 433,382,879

(2022 -
405,494,353 ).
2023 2022
Basic earnings per share computation
Net earnings attributable to equity holders $ 360,847 $ 89,382
Weighted average common shares outstanding 433,383 405,494
Basic earnings per common share $ 0.83 $ 0.22
Diluted earnings per share computation
Net earnings attributable to equity holders $ 360,847 $ 89,382
Weighted average common shares outstanding 433,383 405,494
Dilutive effect of stock options 1,972 1,641
Weighted average common shares outstanding, assuming dilution 435,355 407,135
Diluted earnings per common share $ 0.83 $ 0.22
In both 2023 and 2022, there were no

options excluded from the diluted weighted average number of common shares because their inclusion would have been anti-dilutive.